Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000211011
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Institutional Shares
Trading Symbol	LEFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Institutional Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000211009
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Direct Shares
Trading Symbol	LEDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direct Shares	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Direct Shares ...
5.32%	5.32%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000235877
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Great Pacific Shares
Trading Symbol	GPEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Great Pacific Shares ...
5.25%	5.25%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000223513
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Mischler Financial Group Shares
Trading Symbol	MFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Mischler Financial Group Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000234052
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Penserra Shares
Trading Symbol	PSLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Penserra Shares ...
5.26%	5.26%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000211010
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Environmentally Aware Fund
Class Name	Investor A Shares
Trading Symbol	LEAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Liquid Environmentally Aware Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 687,204,510
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,077,753
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$687,204,510
Number of Portfolio Holdings...
62
Net Investment Advisory Fees...
$1,077,753

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Investor A Shares ...
5.01%	5.01%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.